SIGNIFICANT ACCOUNTING POLICIES (Total Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accumulated losses on derivative instruments	$ (2,562)	$ (1,514)
Deferred pension items, net of taxes	(730)	(279)
Accumulated foreign currency translation differences	15,052	15,908
Total accumulated other comprehensive income, net	$ 11,760	$ 14,115